UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-23306

Collaborative Investment Series Trust

 (Exact name of registrant as specified in charter)

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

 (Address of principal executive offices)(Zip code)

CT Corporation System

1300 East 9th Street

Cleveland, OH  44114

 (Name and address of agent for service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South Street, Suite 1700

Columbus, OH  43215

Registrant’s Telephone Number, including Area Code:  440-922-0066

Date of fiscal year end: September 30

Date of reporting period: March 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

GLOBAL TACTICAL FUND

Institutional Class Ticker: GIVYX

SEMI-ANNUAL REPORT

MARCH 31, 2020

(Unaudited)

COLLABORATIVE INVESTMENT SERIES TRUST

1-800-869-1679

www.greenwichivyfunds.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.greenwichivyfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

PERFORMANCE ILLUSTRATION

MARCH 31, 2020 (UNAUDITED)

TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2020

FUND/INDEX	3 Month	SINCE INCEPTION*
Global Tactical Fund Fund – Institutional Class	-11.35%	-11.00%
S&P 500 Total Return Index	-19.60%	-16.43%

* Inception date is December 4, 2019 for Global Tactical Fund - Institutional Class.

Cumulative Performance Comparison of $10,000 Investment Since Inception

The S&P 500 Index is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Investors cannot invest directly in an index.

The Fund's total annual operating expenses per this Annual Report before fee waivers are 2.20% for Institutional Class. After fee waivers, the Fund's total annual operating expenses are 2.15% for Institutional Class. For the period ended March 31, 2020, the Fund’s annual operating expenses were additionally voluntarily waived and reimbursed so as not to exceed 1.85% for Institutional Class of the average daily net assets.

This chart assumes an initial investment of $10,000 made on the closing of December 4, 2019 (commencement of investment operations). Total return is based on the net change in Net Asset Value (“NAV”) and assumes reinvestment of all dividends and other distributions.  Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

PORTFOLIO ILLUSTRATION

MARCH 31, 2020 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Technology, 10.88%
Communication Services, 28.75%
Real Estate Investment Trusts, 4.35%
Money Market Fund, 8.78%
Industrials, 2.42%
Healthcare, 4.53%
Financial Services, 3.95%
Exchange Traded Funds, 16.00%
Consumer Defensive, 1.41%
Consumer Cyclical, 18.93%

Sectors are categorized using Morningstar® classifications.

Excludes securities sold short.

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2020 (UNAUDITED)

Shares		Value

COMMON STOCKS - 49.32%

Air Courier Services - 0.40%
434	FedEx Corp. (a)	$ 52,627

Cable & Other Pay Television Services - 2.60%
10,000	Comcast Corp. Class A	343,800

Commercial Banks - 0.67%
7,460	ABN AMRO Bank NV ADR *	61,604
4,209	Deutsche Bank AG (Germany) *	27,721
		89,325
Communication Services 0.19%
12,000	Gogo, Inc. (a) *	25,440

Canned, Frozen & Preserved Fruit, Vegetable & Food Specialties - 0.46%
2,442	The Kraft Heinz Co. (a)	60,415

Electronic Computers - 3.84%
2,000	Apple, Inc. (a)	508,580

Hotels & Motels - 0.03%
50	Marriott International, Inc. Class A (a)	3,741

Investment Advice - 0.80%
4,493	KKR & Co., Inc. Class A (a)	105,451

Motor Vehicles & Passenger Car Bodies - 1.69%
2,000	Daimler AG (Germany) *	60,731
34,546	Tata Motors Ltd. ADR *	163,057
		223,788
Non-Trading Company - 0.32%
17,283	Aston Martin Lagonda Global Holdings PLC ADR *	42,593

Radio & TV Broadcasting & Communications Equipment - 0.22%
3,600	Telefonaktiebolaget LM Ericsson Class B ADR (a) *	29,124

Retail - Apparel & Accessory Stores - 1.77%
9,000	Industria de Diseno Textil SA (Spain) *	234,958

Retail - Catalog & Mail-Order Houses - 3.07%
200	Amazon.com, Inc. (a) *	389,944

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2020 (UNAUDITED)

307	Wayfair, Inc. Class A (a) *	16,406
406,350

The accompanying notes are an integral part of these financial statements.

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2020 (UNAUDITED)

Shares		Value

Retail - Drug Stores & Proprietary Stores - 0.40%
898	CVS Health Corp. (a)	$ 53,278

Retail - Eating Places - 0.68%
1,320	Yum Brands, Inc. (a)	90,460

Retail - Miscellaneous Retail - 2.66%
50,334	The RealReal, Inc. (a) *	352,841

Retail - Retail Stores - 2.06%
400	JD.com, Inc. ADR *	16,200
1,459	Ulta Beauty, Inc. (a) *	256,346
		272,546
Services - Business Services - 1.46%
3,407	Trip.com Group Ltd. ADR (a) *	79,894
700	Visa, Inc. Class A (a)	112,784
		192,678
Services - Commercial Physical & Biological Research - 0.28%
290	Charles River Laboratories International Inc. (a) *	36,601

Services - Computer Integrated Systems Design - 0.43%
48,000	ASA International Group PLC (United Kingdom) *	56,672

Services - Computer Programming, Data Processing, Etc. - 16.94%
818	Alphabet, Inc. Class A (a) *	950,475
3,928	Facebook, Inc. Class A (a) *	655,190
38,901	Pinterest, Inc. Class A (a) *	600,631
2,172	TripAdvisor, Inc. *	37,771
		2,244,067
Services - Employment Agencies - 0.39%
2,150	Korn Ferry (a)	52,288

Services - Help Supply Services - 0.26%
923	Insperity, Inc. (a)	34,428

Services - Medical Laboratories - 2.47%
1,700	Laboratory Corp. of America Holdings (a) *	214,863
1,400	Quest Diagnostics, Inc. (a)	112,420
		327,283
Services - Miscellaneous Business Services - 0.56%
1,663	Sea Ltd. ADR (a) *	73,688

The accompanying notes are an integral part of these financial statements.

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2020 (UNAUDITED)

Shares		Value

Services - Prepackaged Software - 3.51%
1,900	Microsoft Corp. (a)	$ 299,649
200	Smartsheet, Inc. Class A (a) *	8,302
3,000	Square, Inc. *	157,140
		465,091
Transportation Services - 0.16%
423	XPO Logistics, Inc. (a) *	20,621

Wines, Brandy & Brandy Spirits - 0.53%
22,347	Naked Wines PLC ADR	69,710

Wholesale - Hardware & Plumbing & Heating Equipment & Supplies - 0.47%
1,000	Ferguson PLC ADR	62,836

TOTAL COMMON STOCKS (Cost $6,918,243) - 49.32%		6,531,280

EXCHANGE TRADED FUNDS - 11.13%
2,000	Consumer Staples Select Sector SPDR® ETF	108,940
10,000	iShares MSCI Germany ETF *	214,800
20,800	iShares MSCI Italy Capped ETF	432,016
20,000	iShares MSCI United Kingdom ETF	477,600
4,000	SPDR® S&P Homebuilders ETF	119,160
2,800	SPDR® S&P Transportation ETF	122,108
TOTAL EXCHANGE TRADED FUND (Cost $1,382,633) - 11.13%		1,474,624

REAL ESTATE INVESTMENT TRUSTS - 3.03%
4,000	Americold Realty Trust (a)	136,160
1,800	AvalonBay Communities, Inc.	264,906
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $385,719) - 3.03%		401,066

MONEY MARKET FUND - 6.11%
809,478	First American Treasury Obligations Fund Class X 0.31% **	809,478
TOTAL MONEY MARKET FUND (Cost $809,478) - 6.11%		809,478

INVESTMENTS IN SECURITIES, AT VALUE (Cost $9,496,073) - 69.59%		9,216,448

INVESTMENTS IN SECURITIES SOLD SHORT, AT VALUE (Proceeds $3,877,958) - (29.07)%		(3,849,434)

OTHER ASSETS LESS LIABILITIES - 59.48%		7,877,071

NET ASSETS - 100.00%		$13,244,085

(a) All or a portion of this security is held as collateral for securities sold short. Total value of collateral for securities sold short is $9,132,940.

* Non-income producing securities during the period.

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2020 (UNAUDITED)

**Variable rate security; the rate shown represents the yield at March 31, 2020.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

SCHEDULE OF SECURITIES SOLD SHORT

MARCH 31, 2020 (UNAUDITED)

Shares		Value

COMMON STOCKS * - (29.07)%

Arrangement of Transportation of Freight & Cargo - (0.35)%
(700)	Expeditors International of Washington, Inc.	$ (46,704)

Commercial Banks - (0.74)%
(11,500)	ICICI Bank Ltd. (India)	(97,750)

Crude Petroleum & Natural Gas - (0.20)%
(1,000)	RWE AG (Germany)	(26,437)

Hospital & Medical Service Plans (2.64)%
(1,400)	UnitedHealth Group, Inc.	(349,132)

Motor Vehicles & Passenger Car Bodies - (0.00)%
(1)	Tesla, Inc.	(524)

Refuse Systems - (1.24)%
(5,000)	Advanced Disposal Services, Inc.	(164,000)

Retail - Catalog & Mail-Order Houses - (0.18)%
(10,000)	Boohoo Group PLC ADR	(23,713)

Retail - Eating Places - (3.65)%
(1,600)	Papa John's International, Inc.	(85,392)
(5,000)	Wingstop, Inc.	(398,500)
		(483,892)
Retail - Family Clothing Stores - (0.16)%
(450)	The TJX Cos., Inc.	(21,514)

Retail - Miscellaneous Retail - (0.29)%
(55)	Hermes International (France)	(38,160)

Retail - Retail Stores - (0.05)%
(500)	1-800-Flowers.com, Inc.	(6,615)

Semiconductors & Related Devices - (0.08)%
(130)	SolarEdge Technologies, Inc. (Israel)	(10,644)

Services - Engineering Services - (0.06)%
(320)	Stantec, Inc. (Canada)	(8,179)

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

SCHEDULE OF SECURITIES SOLD SHORT

MARCH 31, 2020 (UNAUDITED)

Services - Hospitals - (1.10)%
(2,265)	Encompass Health Corp.	(145,028)

The accompanying notes are an integral part of these financial statements.

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

MARCH 31, 2020 (UNAUDITED)

Shares		Value

Wholesale - Drugs Proprietaries & Druggists' Sundries - (0.16)%
(160)	McKesson Corp.	$ (21,642)

TOTAL COMMON STOCKS (Cost $1,513,293) - (10.90)%		(1,443,934)

EXCHANGE TRADED FUND * - (15.57)%
(8,000)	SPDR® S&P 500 ETF	(2,062,000)
TOTAL EXCHANGE TRADED FUNDS (Cost $1,974,522) - (15.57)%		(2,062,000)

REAL ESTATE INVESTMENT TRUST * - (2.60)%
(8,202)	Taubman Centers, Inc.	(343,500)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $390,143) - (2.60)%		(343,500)

TOTAL SECURITIES SOLD SHORT (Proceeds $3,877,958) - (29.07)%		$(3,849,434)

* Represents non-income producing security.

The accompanying notes are an integral part of these financial statements.

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2020 (UNAUDITED)

Assets:
Investments in Securities at Value (Cost $9,496,073)	$ 9,216,448
Cash	603
Foreign Currency at Value (Cost $119,732)	119,999
Deposit with Broker for Securities Sold Short	8,715,950
Receivables:
Dividends and Interest	2,976
Due from Adviser	13,140
Portfolio Securities Sold	158,468
Shareholder Subscriptions	99,611
Prepaid Expenses	1,842
Total Assets	18,329,037
Liabilities:
Securities Sold Short, at Value (Proceeds $3,877,958)	3,849,434
Portfolio Securities Purchased	1,207,594
Shareholder Redemptions	14,081
Administrative Fees	1,733
Trustee Fees	1,984
Accrued Expenses	10,126
Total Liabilities	5,084,952

Net Assets	$ 13,244,085

Net Assets Consist of:
Paid In Capital	$ 13,640,009
Distributable Earning (Deficit)	(395,924)
Net Assets, for 1,488,395 Shares Outstanding	$ 13,244,085

Institutional Class Shares
Net Assets	$ 13,244,085
Shares of beneficial interest outstanding	1,488,395
Net asset value per share	$ 8.90

The accompanying notes are an integral part of these financial statements.

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

STATEMENT OF OPERATIONS

For the period (a) ended March 31, 2020 (Unaudited)

Investment Income:
Dividends	$ 6,511
Interest	1,300
Total Investment Income	7,811

Expenses:
Advisory fees	15,999
Audit fees	4,891
Custody	5,486
Legal fees	6,851
Transfer Agent fees	4,113
Administrative fees	3,733
Servicing Account fees	2,479
Registration fees	901
Trustee fees	1,984
Other expenses	1,619
Dividend expense	1,480
Printing and Mailing fees	793
Total Expenses	50,329
Less fees waived and expenses reimbursed by Advisor	(29,139)
Net Expenses	21,190

Net Investment Loss	(13,379)

Realized and Unrealized Loss on Investments and Securities Sold Short:
Realized Loss on Investments and Securities Sold Short	(131,711)
Net Change in Unrealized Depreciation on Investments and Securities Sold Short	(250,834)
Realized and Unrealized Loss on Investments	(382,545)

Net Decrease in Net Assets Resulting from Operations	$ (395,924)

(a) The Fund commenced investment operations on December 4, 2019.

The accompanying notes are an integral part of these financial statements.

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)
Period Ended*
3/31/2020
Decrease in Net Assets From Operations:
Net Investment Loss	$ (13,379)
Net Realized Loss on Investments and Securities Sold Short	(131,711)
Unrealized Depreciation on Investments and Securities Sold Short	(250,834)
Net Decrease in Net Assets Resulting from Operations	(395,924)

Capital Share Transactions
Institutional Class	13,640,009
Net Increase in Net Assets from Capital Share Transactions	13,640,009

Total Increase in Net Assets	13,244,085

Net Assets:
Beginning of Period	-

End of Period	$ 13,244,085

* For the period December 4, 2019 (commencement of investment operation) through March 31, 2020.

The accompanying notes are an integral part of these financial statements.

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited)
	Period (a)
	Ended
	3/31/2020

Net Asset Value at Beginning of Period	$ 10.00

Loss From Investment Operations:
Net Investment Loss *	(0.04)
Net Loss on Securities (Realized and Unrealized)	(1.06)
Total from Investment Operations	(1.10)

Net Asset Value at End of Period	$ 8.90

Total Return **	(11.00)%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 13,244
Ratio of Expenses to Average Net Assets
Before Reimbursement (d)	4.56%	(b)
After Reimbursement (d)	1.92%	(b)
Ratio of Net Investment Loss to Average Net Assets
After Reimbursement (d)	(1.21)%	(b)
Portfolio Turnover	127.92%	(c)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) For the period December 4, 2019 (commencement of investment operation) through March 31, 2020.

(b) Annualized.

(c) Not annualized.

(d) Ratio of dividends on securities sold short included were 0.13%.

The accompanying notes are an integral part of these financial statements.

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2020 (UNAUDITED)

1.  ORGANIZATION

The Global Tactical Fund (the “Fund”) is a non-diversified series of the Collaborative Investment Series Trust (the “Trust”).  The Trust is an open-end investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), established under the laws of Delaware.  The Trust is authorized to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund, along with fourteen additional series are currently authorized by the Board of Trustees (the “Board” or “Trustees”). The Fund commenced investment operations on December 4, 2019. The Board has authorized one class of shares: Institutional Class. See Note 4 to the financial statements for further information regarding the fees for the institutional Class of shares offered by the Fund. The Fund’s investment adviser is Greenwich Ivy Capital LLC (the “Adviser”).

The Fund’s investment objective is to provide you with long-term capital appreciation.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund’s significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

As an investment company, as defined in Financial Accounting Standards Board (“FASB”), the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies” including Accounting Standards Update (“ASU”) 2013-08.

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTION TIMING: For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Non-cash dividend income is recorded at fair market value of the securities received.  Interest income is recognized on an accrual basis.  The Fund uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the appropriate country’s rules and tax rates.

FEDERAL INCOME TAXES: The Fund makes no provision for federal income or excise tax.  The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2020 (UNAUDITED)

complying with the requirements applicable to RICs and by distributing substantially all of their taxable income.  The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains.  If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year (2020) or expected to be taken in the Fund’s 2020 tax returns. The Fund identifies their major tax jurisdiction as U.S. federal, however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period December 4, 2019 (commencement of investment operations) through March 31, 2020, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund typically distributes substantially all of its net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. The Fund intends to distribute dividends and capital gains at least annually.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or NAV per share of the Fund.

FOREIGN CURRENCY: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2020 (UNAUDITED)

net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

SHORT SALES: The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend or interest expense.

SHARE VALUATION: The Fund’s NAV is calculated once daily, at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.  The net assets are determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total net assets are divided by the total number of shares outstanding to determine the NAV of each share.

EXPENSES:  Expenses incurred by the Trust that do not relate to a specific fund will be allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

3.  SECURITY VALUATIONS

Processes and Structure

The Board has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to oversight by the Board.

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2020 (UNAUDITED)

Fair Value Pricing Policy

If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Adviser (“Fair Value Pricing”), subject to review by the Board.  The Adviser must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Adviser determines that one source of market value is unreliable, the Adviser must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Board has determined that it will represent fair value.

Fair Value Measurements

GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Equity securities (domestic and foreign common stocks and exchange traded funds). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Prices denominated in foreign currencies are converted to US dollar equivalents at the current exchange rate. Certain

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2020 (UNAUDITED)

foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market fund. Money market funds are valued using amortized cost, which approximates fair value.  These securities will be categorized in Level 1 of the fair value hierarchy.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2020 (UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following table presents information about the Fund’s investments measured at fair value as of March 31, 2020, by major security type:

	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 6,531,280	$ -	$ -	$ 6,531,280
Exchange Traded Funds	1,474,624	-	-	1,474,624
Real Estate Investment Trusts	401,066	-	-	401,066
Money Market Fund	809,478	-	-	809,478
Total	$ 9,216,448	$ -	$ -	$ 9,216,448

	Financial Instruments—Liabilities
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 1,443,934	$ -	$ -	$ 1,443,934
Exchange Traded Funds	2,062,000	-	-	2,062,000
Real Estate Investment Trusts	343,500	-	-	343,500
Total	$ 3,849,434	$ -	$ -	$ 3,849,434

* Industry classifications of these categories are detailed on the Fund’s Schedule of Investments.

During the period December 4, 2019 (commencement of investment operations) through March 31, 2020, there were no transfers between Level 1, 2, or 3 in the Fund. The Fund did not hold any Level 3 securities during the period presented.

4.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER:   During the period December 4, 2019 (commencement of investment operations) through March 31, 2020, the Fund had a management agreement with Greenwich Ivy Capital LLC.  The Adviser is a Delaware limited liability company formed in 2018.

Pursuant to a management agreement, the Fund pays the Adviser, on a monthly basis, an annual advisory fee equivalent to 1.50% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through January 31, 2021 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired (underlying) fund fees and expenses or extraordinary expenses such as

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2020 (UNAUDITED)

litigation) will not exceed 1.85% of the average daily net assets attributable to the Institutional Class shares of the Fund. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits and the expense limits in place at the time of recoupment.

During the period December 4, 2019 (commencement of investment operations) through March 31, 2020, the Adviser earned $15,999 in advisory fees, waived advisory fees of $15,999 and reimbursed the Fund an additional $13,140 for expenses.  As of March 31, 2020, the Adviser owed the Fund $13,140.

ADMINISTRATOR AND COMPLIANCE SERVICES: The Fund entered into Administration and Compliance Agreements with Collaborative Fund Services, LLC (“CFS”) who serves as the Fund’s Administrator and provides compliance services to the Fund.  CFS is paid an annual fee of 0.35% of the Fund’s average daily net assets.  For the period December 4, 2019 (commencement of investment operations) through March 31, 2020 CFS earned $3,733.  At March 31, 2020 the Fund owed CFS $1,733.

5.  INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments and securities sold short, for the period December 4, 2019 (commencement of investment operations) through March 31, 2020, were as follows:

Purchases	$ 10,904,368
Sales	$ 3,920,591

Purchases and sales of securities sold short aggregated $1,762,838 and $3,818,580, respectively.

6.  CAPITAL SHARE TRANSACTIONS

At March 31, 2020, there were unlimited shares authorized at no par value for the Fund.  Paid in capital for the period December 4, 2019 (commencement of investment operations) through March 31, 2020 amounted to $13,640,009.  Transactions in capital for the period December 4, 2019 (commencement of investment operations) through March 31, 2020 were as follows:

	December 4, 2019 (commencement of investment operations) through March 31, 2020
	Shares	Amount
Shares Sold	1,530,928	$14,006,109
Shares Redeemed	(42,533)	(366,100)
Net Increase	1,488,395	$13,640,009

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2020 (UNAUDITED)

7.  COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Fund may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

8.  TAX MATTERS

For federal income tax purposes, the cost of investments owned at March 31, 2020 is $9,496,073. As of March 31, 2020, the gross unrealized appreciation on a tax basis totaled $721,879 and the gross unrealized depreciation totaled $972,713 for a net unrealized depreciation of $250,834.

No distributions were paid for the period December 4, 2019 (commencement of investment operations) through March 31, 2020.

9.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act.  As of March 31, 2020, Ameritrade, Inc. held in omnibus accounts for the benefit of others approximately 98% of the voting securities of the Fund and may be deemed to control the Fund.

10.  NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and disclosures.

11. MARKET RISK

Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2020 (UNAUDITED)

spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

12. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the issuance of these financial statements and has noted no such events requiring disclosure.

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

EXPENSE ILLUSTRATION

MARCH 31, 2020 (UNAUDITED)

 Expense Example

As a shareholder of the Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held during the entire period, December 4, 2019 through March 31, 2020, for the Institutional Class.

Actual Expenses

The actual line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 4, 2019	March 31, 2020	December 4, 2019 to March 31, 2020

Actual	$1,000.00	$890.00	$5.90
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,010.01	$6.27

* Expenses are equal to the Fund's annualized expense ratio of 1.92%, multiplied by the average account value over the period, multiplied by 119/366 (to reflect the one-half year period).

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

ADDITIONAL INFORMATION

MARCH 31, 2020 (UNAUDITED)

PORTFOLIO HOLDINGS

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Form N-PORT filing must be made within 60 days of the end of the quarter. The Fund’s Form N-PORT is available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Fund at 1-800-869-1679, free of charge.

PROXY VOTING

The Fund’s proxy voting policies, procedures and voting records relating to common stock securities in the Fund’s investment portfolio, for the most recent twelve month period ended June 30, are available without charge, upon request, by calling the Fund’s toll-free telephone number 1-800-869-1679.  The Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. The Fund’s proxy information is also available on the SEC’s website at http://www.sec.gov.

APPROVAL OF ADVISORY AGREEMENT

Nature, Extent and Quality of Service. The Board noted that Greenwich Ivy Capital LLC was recently formed to manage portfolios for investment companies. The Board discussed the background of the Fund’s portfolio manager and sole owner of Greenwich Ivy Capital LLC, Mr. Chetan Jindal. The Board noted that Mr. Jindal had extensive industry experience and that he was previously a partner at a firm with over $14 billion in assets under management. The Board further noted that Mr. Jindal had retained a third-party compliance consultant to ensure that Greenwich Ivy Capital LLC was in full-compliance with all regulatory requirements.  They concluded that Greenwich Ivy Capital LLC would provide quality service to the Fund.

Performance.  The Board reviewed the investment objective and strategy of the Global Tactical Fund, noting the Fund will seek long-term capital appreciation. The Board noted that although Greenwich Ivy Capital LLC was a recently formed adviser, its portfolio manager had experience in evaluating and identifying global investment opportunities. The Board further noted the tactical nature of the strategy, and reasoned that even though year-to-year performance may vary, the strategy had the potential to provide positive returns to shareholders.

Fees and Expenses.  The Board reviewed the proposed advisory fee of 1.50%, noting that although it was higher than the independently selected peer group and Morningstar category averages, it fell within the ranges of both comparison groups. The Board further noted the expense ratio of 1.95% was lower than the Morningstar category average. The Board discussed the difficulty in selecting a comparable peer group due to the differences in the sizes of the fund and the amount of the assets under management. They considered the resources required to execute the proposed strategy, and that Greenwich Ivy Capital LLC proposed to put an expense limitation in place.  After discussion, the Trustees agreed that the advisory fee was not unreasonable.

COLLABORATIVE INVESTMENT SERIES TRUST

GLOBAL TACTICAL FUND

ADDITIONAL INFORMATION (CONTINUED)

MARCH 31, 2020 (UNAUDITED)

Profitability.  The Trustees reviewed the profitability analysis provided by Greenwich Ivy Capital LLC.  They noted that because the Global Tactical Fund had not yet commenced operations, the profitability analysis provided was an estimate based on projected asset growth over the first 24 months of operations.   The Board noted that Greenwich Ivy Capital LLC anticipated realizing a modest profit in connection with its relationship with the Global Tactical Fund in year 1 and healthy profit in year 2.  After discussion, they agreed that such profits were reasonable in terms of both actual dollars and percentage of revenue in light of the effort required to maintain and supervise the effectiveness of the Global Tactical Fund’s complex and actively managed investment program. The Board concluded that Greenwich Ivy Capital LLC’s profits realized with respect to the Funds were not excessive.

Economies of Scale.  The Board considered whether economies of scale would be realized in connection with the advisory services provided to the Fund. They noted that based on the fact that the Global Tactical Fund would be new, the absence of breakpoints was acceptable at this time. The Board discussed Greenwich Ivy Capital LLC’s position on breakpoints and agreed to continue to monitor the Global Tactical Fund’s asset levels and revisit the matter as the Global Tactical Fund continues to grow.

Conclusion.  Having requested and received such information from Greenwich Ivy Capital LLC as the Board believed to be reasonably necessary to evaluate the terms of the Greenwich Ivy Capital LLC Advisory Agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the Greenwich Ivy Capital LLC Advisory Agreement was in the best interests of the Global Tactical Fund and its future shareholders.

PRIVACY NOTICE

COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●Social Security number and wire transfer instructions

●account transactions and transaction history

●investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-800-595-4866

PRIVACY NOTICE (Continued)

What we do:
How does the Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

●open an account or deposit money

●direct us to buy securities or direct us to sell your securities

●seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●affiliates from using your information to market to you.

●sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ●The Collaborative Investment Series Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control.  They can be financial and non-financial companies.

●The Collaborative Investment Series Trust does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ●The Collaborative Investment Series Trust doesn’t jointly market.

This Page Was Left Blank Intentionally

Investment Adviser

Greenwich Ivy Capital LLC

Distributor

Arbor Court Capital, LLC

Transfer and Dividend Disbursing Agent

Mutual Shareholder Services, LLC

Custodian

US Bancorp Fund Services, LLC

Legal Counsel

Thompson Hine LLP

Independent Registered Public Accounting Firm

Cohen and Company, Ltd.

This report is provided for the general information of Global Tactical Fund shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund.

Item 2. Code of Ethics.

(a)As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Collaborative Investment Series Trust

By /s/Gregory Skidmore

     Gregory Skidmore

     Trustee and President/Chief Executive Officer of the Trust

Date: June 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gregory Skidmore

     Gregory Skidmore

     Trustee and President/Chief Executive Officer of the Trust

Date: November 6, 2020

By /s/Adam Snitkoff

     Adam Snitkoff

     Treasurer/Chief Financial Officer/Principal Accounting Officer of the Trust

Date: November 6, 2020